United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                  811-8519

                      (Investment Company Act File Number)


                            Federated Core Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                         (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 12/31/06


               Date of Reporting Period: Quarter ended 3/31/06
                                         ---------------------







Item 1.     Schedule of Investments






FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

        Principal
         Amount                                                                              Value

                             MORTGAGE-BACKED SECURITIES--98.6%
                             Federal Home Loan Mortgage Corporation--47.5%
  $    36,063,689            4.500%, 1/1/2019 - 4/1/2021                           $       34,455,440
       178,731,026           5.000%, 7/1/2019 - 4/1/2036                                  170,926,158
       176,280,904           5.500%, 4/1/2014 - 4/1/2036                                  172,573,286
       60,524,688    (1)     6.000%, 5/1/2014 - 4/1/2036                                   60,657,339
        7,000,553            6.500%, 7/1/2014 - 4/1/2036                                   7,138,278
        2,468,442            7.000%, 12/1/2011 - 4/1/2032                                  2,540,884
        1,203,299            7.500%, 12/1/2022 - 7/1/2031                                  1,261,934
        1,074,389            8.000%, 11/1/2009 - 3/1/2031                                  1,140,406
         38,060              8.500%, 9/1/2025                                                40,745
         80,557              9.000%, 5/1/2017                                                86,609
          2,911              9.500%, 4/1/2021                                                3,196
                             TOTAL                                                        450,824,275
                             Federal National Mortgage Association--50.1%
       47,910,809    (1)     4.500%, 9/1/2010 - 4/1/2021                                   45,844,323
       80,894,920            5.000%, 11/1/2018 - 1/1/2035                                  78,067,638
       177,430,586           5.500%, 2/1/2009 - 1/1/2036                                  173,636,673
       102,437,908   (1)     6.000%, 7/1/2006 - 5/1/2036                                  102,547,712
       58,129,718            6.500%, 5/1/2006 - 5/1/2036                                   59,358,765
       12,707,874            7.000%, 2/1/2008 - 11/1/2035                                  13,100,019
        2,095,565            7.500%, 6/1/2011 - 6/1/2033                                   2,179,592
         633,449             8.000%, 7/1/2023 - 3/1/2031                                    673,783
          4,126              8.500%, 3/1/2030                                                4,360
         35,106              9.000%, 11/1/2021 - 6/1/2025                                    37,487
                             TOTAL                                                        475,450,352
                             Government National Mortgage Association--1.0%
         698,224             6.000%, 10/15/2028 - 6/15/2029                                 710,089
        2,874,612            6.500%, 10/15/2028 - 2/15/2032                                2,991,163
        2,635,978            7.000%, 11/15/2027 - 2/15/2032                                2,749,846
         994,669             7.500%, 6/20/2007 - 1/15/2031                                 1,051,695
        1,428,148            8.000%, 2/15/2010 - 11/15/2030                                1,515,373
         472,928             8.500%, 3/15/2022 - 11/15/2030                                 502,663
         22,647              9.000%, 10/15/2016 - 6/15/2025                                  24,481
          4,218              9.500%, 10/15/2020                                              4,712
         363,709             12.000%, 4/15/2015 - 6/15/2015                                 417,829
                             TOTAL                                                         9,967,851
                             TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST
                             $945,288,100)                                                936,242,478

                             REPURCHASE AGREEMENTS--12.0%
       61,390,000            Interest in $2,500,000,000 joint repurchase
                             agreement 4.830%, dated 3/31/2006, under which UBS
                             Securities LLC will repurchase US Government Agency
                             securities with various maturities to 3/25/2036 for
                             $2,501,006,250 on 4/3/2006. The market value of the
                             underlying securities at the end of the period was
                             $2,560,315,050.                                               61,390,000
       37,666,000    (2)     Interest in $106,000,000 joint repurchase agreement
                             4.670%, dated 3/13/2006, under which Credit Suisse
                             First Boston LLC will repurchase US Government
                             Agency securities maturing on 2/28/2011 for
                             $106,412,517 on 4/12/2006. The market value of the
                             underlying securities at the end of the period was
                             $111,087,046 (Segregated pending settlement of
                             dollar-roll transactions).                                    37,666,000
       15,100,000    (2)     Interest in $49,500,000 joint repurchase agreement
                             4.690%, dated 3/16/2006, under which UBS Securities
                             LLC will repurchase a US Government Agency security
                             maturing on 11/1/2034 for $49,712,809 on 4/18/2006.
                             The market value of the underlying securities at
                             the end of the period was $50,591,714 (Segregated
                             pending settlement of dollar-roll transactions).              15,100,000
                             TOTAL REPURCHASE AGREEMENTS (AT COST)                        114,156,000
                             TOTAL INVESTMENTS -
                             110.6%
                              (IDENTIFIED COST $1,059,444,100)(3)                        1,050,398,478
                             OTHER ASSETS AND LIABILITIES - NET - (10.6)%                (100,703,148)
                             TOTAL NET ASSETS - 100%                               $      949,695,330

================================================================================

     1 All or a portion of these securities may be subject to dollar roll transactions. Information regarding dollar roll transactions for the Fund for the quarter ended March 31, 2006, was as follows:
       Maximum amount outstanding during the period          $71,888,079
       Average amount outstanding during the period(1)       $57,461,391
       Average shares outstanding during the period           95,525,648
       Average debt per shares outstanding during the           $0.60
       period
     2 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
     3 The cost of investments for federal tax purposes amounts to $1,059,444,100. The net unrealized depreciation of investments for federal tax purposes was $9,045,622. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,757,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,803,436.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

       Principal
       Amount or
        Shares                                                                       Value

                             CORPORATE BONDS--92.8%
                            Aerospace / Defense--2.0%
  $    3,150,000        Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%,
                        4/1/2016                                              $    3,197,250
       1,775,000        Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                 1,881,500
        500,000    (3)  Condor Systems, Inc., Sr. Sub. Note, Series B,
                        11.875%, 5/1/2009                                             350
       2,825,000  (1,2) DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016         2,825,000
       1,050,000        K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                        11/15/2014                                                 1,068,375
       1,125,000        L-3 Communications Corp., Sr. Sub. Note, 6.125%,
                        1/15/2014                                                  1,099,687
       3,400,000        L-3 Communications Corp., Sr. Sub. Note, 6.125%,
                        7/15/2013                                                  3,332,000
        875,000         L-3 Communications Holdings, Inc., Sr. Sub. Note,
                        5.875%, 1/15/2015                                           837,812
       1,625,000        L-3 Communications Holdings, Inc., Sr. Sub. Note,
                        Series B, 6.375%, 10/15/2015                               1,608,750
       2,375,000        TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011          2,493,750
                            TOTAL                                                 18,344,474
                                Automotive--5.6%
       2,525,000        Advanced Accessory Systems LLC, Sr. Note, 10.75%,
                        6/15/2011                                                  1,969,500
       3,650,000        Cooper-Standard Automotive, Inc., Sr. Sub. Note,
                        8.375%, 12/15/2014                                         2,865,250
       9,550,000        Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031             7,138,625
       8,525,000        Ford Motor Credit Co., Note, 7.25%, 10/25/2011             7,776,829
       6,900,000        General Motors Acceptance Corp., 6.875%, 9/15/2011         6,438,438
       7,200,000        General Motors Acceptance Corp., 8.00%, 11/1/2031          6,822,547
       3,000,000        General Motors Corp., Note, 7.125%, 7/15/2013              2,250,000
       2,175,000        General Motors Corp., Note, 8.375%, 7/15/2033              1,604,062
       2,425,000        Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014          2,334,062
       1,675,000        Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015         883,562
       2,950,000        Stoneridge, Inc., Company Guarantee, 11.50%,
                        5/1/2012                                                   2,684,500
        775,000         TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013           841,844
       3,025,000        TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                        2/15/2013                                                  3,395,562
       2,350,000        Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%,
                        11/15/2014                                                 2,361,750
       2,750,000        United Components, Inc., Sr. Sub. Note, 9.375%,
                        6/15/2013                                                  2,667,500
                            TOTAL                                                 52,034,031
                        Building Materials--2.7%
       1,875,000        Builders Firstsource, Inc., Note, 8.99875%,
                        2/15/2012                                                  1,931,250
       1,975,000        Collins & Aikman Floorcoverings, Inc., Company
                        Guarantee, 9.75%, 2/15/2010                                1,876,250
       2,350,000        ERICO International Corp., Sr. Sub. Note, 8.875%,
                        3/1/2012                                                   2,432,250
       1,225,000        Goodman Global Holdings, Inc., Floating Rate Note,
                        Series B, 7.49125%, 6/15/2012                              1,252,562
       3,100,000        Goodman Global Holdings, Inc., Sr. Sub. Note,
                        7.875%, 12/15/2012                                         3,076,750
       1,125,000        Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%,
                        11/1/2011                                                  1,175,625
       6,250,000        Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
                        9/1/2012                                                   4,968,750
       3,125,000        Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%,
                        3/1/2014                                                   2,296,875
       1,550,000        Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                        9/1/2014                                                   1,584,875
        950,000         Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013          983,250
       2,900,000        U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014       3,001,500
                            TOTAL                                                 24,579,937
                        Chemicals--5.6%
       3,950,000        Compass Minerals International, Inc., Sr. Disc.
                        Note, 0/12.00%, 6/1/2013                                   3,555,000
       2,050,000        Compass Minerals International, Inc., Sr. Disc.
                        Note, 0/12.75%, 12/15/2012                                 1,916,750
       6,084,000        Crystal U.S. Holdings, Sr. Disc. Note, 10/1/2014           4,745,520
       2,078,000        Crystal U.S. Holdings, Sr. Sub. Note, 9.625%,
                        6/15/2014                                                  2,311,775
       1,350,000        Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008         1,441,125
       1,400,000        Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009          1,456,000
       4,625,000        Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%,
                        7/15/2014                                                  4,786,875
       3,583,000        Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%,
                        7/1/2009                                                   3,690,490
       3,600,000  (1,2) Invista, Unit, 9.25%, 5/1/2012                             3,870,000
       1,719,000        Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013          1,890,900
       1,355,000        Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
                        12/15/2008                                                 1,415,975
       2,125,000        Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
                        5/1/2009                                                   2,167,500
       1,643,000        Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014               1,248,680
        950,000         Nalco Co., Sr. Note, 7.75%, 11/15/2011                      966,625
       2,625,000        Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013               2,743,125
       4,400,000  (1,2) Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                  4,389,000
       2,000,000  (1,2) PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                  1,930,000
       2,500,000        Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012            2,387,500
        925,000         Union Carbide Corp., Deb., 7.50%, 6/1/2025                  993,938
       1,300,000        Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023            1,410,110
       2,025,000  (1,2) VeraSun Energy Corp., Sr. Secd. Note, 9.875%,
                        12/15/2012                                                 2,156,625
                            TOTAL                                                 51,473,513
                        Construction Machinery--0.5%
       2,575,000        Case New Holland, Sr. Note, 9.25%, 8/1/2011                2,761,687
       1,775,000   (3)  Clark Material Handling Corp., Sr. Note, 10.75%,
                        11/15/2006                                                     0
       1,750,000        NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
                        10/15/2010                                                 1,911,875
                            TOTAL                                                  4,673,562
                             Consumer Products--5.2%
       3,525,000        AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%,
                        10/1/2012                                                  2,749,500
       2,775,000        Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012             2,879,062
       1,025,000        American Achievement Corp., Sr. Sub. Note, 8.25%,
                        4/1/2012                                                   1,050,625
       3,350,000        Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
                        7/15/2012                                                  2,814,000
       2,325,000        Church and Dwight, Inc., Sr. Sub. Note, 6.00%,
                        12/15/2012                                                 2,298,844
        325,000    (3)  Diamond Brands Operating Corp., Sr. Sub. Note,
                        10.125%, 4/15/2008                                             0
        925,000    (3)  Diamond Brands, Inc., Sr. Disc. Deb., 12.875%,
                        4/15/2009                                                      0
       3,125,000        Doane Pet Care Co., Sr. Sub. Note, Series WI,
                        10.625%, 11/15/2015                                        3,328,125
       6,375,000        Jostens Holding Corp., Discount Bond, 0/10.25%,
                        12/1/2013                                                  4,908,750
       3,075,000  (1,2) Jostens Holding Corp., Sr. Note, 8.75%, 12/1/2013          2,952,492
       3,500,000        Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012         3,473,750
       1,500,000        Leiner Health Products, Unsecd. Note, 11.00%,
                        6/1/2012                                                   1,479,375
       4,300,000        Playtex Products, Inc., Company Guarantee, 9.375%,
                        6/1/2011                                                   4,515,000
        875,000         Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013              813,750
       1,700,000        Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014        1,785,000
       5,055,000        Spectrum Brands, Inc., Sr. Sub. Note, 7.375%,
                        2/1/2015                                                   4,423,125
        850,000   (1,2) Steinway Musical Instruments, Sr. Note, 7.00%,
                        3/1/2014                                                    854,250
       1,630,000        Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010             1,754,287
       4,350,000        True Temper Sports, Inc., Sr. Sub. Note, 8.375%,
                        9/15/2011                                                  4,002,000
       1,370,000        WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                1,486,450
                            TOTAL                                                 47,568,385
                        Energy--1.5%
       3,225,000  (1,2) Chesapeake Energy Corp., Sr. Note, 6.875%,
                        11/15/2020                                                 3,265,312
        750,000         Grant Prideco, Inc., Sr. Unsecd. Note, Series B,
                        6.125%, 8/15/2015                                           735,000
        925,000         Lone Star Technologies, Inc., Company Guarantee,
                        Series B, 9.00%, 6/1/2011                                   971,250
       1,000,000        Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015        990,000
        975,000         Pogo Producing Co., Sr. Sub. Note, 6.875%, 10/1/2017        967,687
       1,625,000        Range Resources Corp., Sr. Sub. Note, 6.375%,
                        3/15/2015                                                  1,608,750
       1,150,000        Range Resources Corp., Sr. Sub. Note, 7.375%,
                        7/15/2013                                                  1,196,000
       3,775,000        Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012          4,048,687
                            TOTAL                                                 13,782,686
                               Entertainment--2.1%
       2,500,000        AMC Entertainment, Inc., Sr. Sub. Note, 8.00%,
                        3/1/2014                                                   2,243,750
       1,875,000        Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013               2,001,562
       6,125,000        Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014         4,716,250
       2,225,000  (1,2) Hard Rock Park Operations LLC, Sr. Secd. Note,
                        4/1/2012                                                   2,250,031
       3,125,000        Intrawest Corp., Sr. Note, 7.50%, 10/15/2013               3,183,594
       3,775,000        Universal City Development Partners Ltd., Sr. Note,
                        11.75%, 4/1/2010                                           4,180,812
       1,000,000        Universal City Florida Holding Co., Floating Rate
                        Note, 9.43%, 5/1/2010                                      1,020,000
                            TOTAL                                                 19,595,999
                               Environmental--0.7%
       2,875,000        Allied Waste North America, Inc., Company
                        Guarantee, Series B, 8.50%, 12/1/2008                      3,036,719
       1,500,000        Browning-Ferris Industries, Inc., Deb., 9.25%,
                        5/1/2021                                                   1,571,250
       1,479,000        Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                        7/15/2012                                                  1,671,270
                            TOTAL                                                  6,279,239
                        Financial Institutions--0.3%
       2,725,000        American Real Estate Partners LP Finance, Sr. Note,
                        7.125%, 2/15/2013                                          2,697,750
                              Food & Beverage--4.9%
       6,000,000        ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%,
                        11/1/2011                                                  4,950,000
       1,144,000        Agrilink Foods, Inc., Company Guarantee, 11.875%,
                        11/1/2008                                                  1,172,600
       2,650,000        American Seafoods Group LLC, Company Guarantee,
                        10.125%, 4/15/2010                                         2,784,169
       2,000,000        B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011       2,085,000
       2,300,000        Constellation Brands, Inc., Company Guarantee,
                        Series B, 8.00%, 2/15/2008                                 2,392,000
       3,525,000        Cott Beverages, Inc., Company Guarantee, 8.00%,
                        12/15/2011                                                 3,621,937
       4,250,000        Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015           4,165,000
       1,425,000        Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
                        1/15/2008                                                  1,040,250
       3,150,000  (1,2) Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013               3,181,500
       3,300,000        Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                        11/15/2013                                                 3,378,375
       3,225,000        Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012       3,329,812
        450,000         Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011          471,375
       1,075,000        Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                        11/15/2013                                                 1,088,437
       4,300,000        Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%,
                        11/1/2012                                                  3,483,000
       1,975,000        Smithfield Foods, Inc., Note, 7.75%, 5/15/2013             2,044,125
       3,400,000        Smithfield Foods, Inc., Sr. Note, Series B, 8.00%,
                        10/15/2009                                                 3,561,500
       2,950,000        UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                        7/15/2012                                                  2,655,000
                            TOTAL                                                 45,404,080
                        Gaming--5.8%
       2,850,000        155 East Tropicana LLC, Sr. Secd. Note, 8.75%,
                        4/1/2012                                                   2,828,625
        950,000         Boyd Gaming Corp., Sr. Sub. Note, 7.125%, 2/1/2016          967,812
       2,875,000        Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012         3,083,437
       2,975,000  (1,2) Galaxy Entertainment Finance Co. Ltd., Company
                        Guarantee, 9.875%, 12/15/2012                              3,112,594
       2,100,000        Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                        11/15/2014                                                 2,105,250
       1,975,000        Kerzner International Ltd., Sr. Sub. Note, 6.75%,
                        10/1/2015                                                  2,088,562
       1,875,000        MGM Mirage, Sr. Note, 5.875%, 2/27/2014                    1,776,562
       2,000,000        MGM Mirage, Sr. Note, 6.625%, 7/15/2015                    1,977,500
       4,000,000        MGM Mirage, Sr. Note, 8.50%, 9/15/2010                     4,300,000
        525,000         MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007                  549,281
       3,025,000        MTR Gaming Group, Inc., Company Guarantee, Series
                        B, 9.75%, 4/1/2010                                         3,232,969
       1,350,000        Magna Entertainment Corp., Conv. Note, 7.25%,
                        12/15/2009                                                 1,331,100
        625,000         Majestic Star Casino LLC, Company Guarantee, 9.50%,
                        10/15/2010                                                  665,625
        900,000   (1,2) Majestic Star Casino LLC, Sr. Note, 9.75%, 1/15/2011        913,500
       6,100,000        Mandalay Resort Group, Sr. Sub. Note, 10.25%,
                        8/1/2007                                                   6,450,750
       4,225,000        Park Place Entertainment Corp., Sr. Sub. Note,
                        7.875%, 3/15/2010                                          4,510,187
       1,725,000        Park Place Entertainment Corp., Sr. Sub. Note,
                        8.125%, 5/15/2011                                          1,884,562
       1,225,000        Penn National Gaming, Inc., Sr. Sub. Note, 6.75%,
                        3/1/2015                                                   1,231,125
       2,250,000  (1,2) San Pasqual Casino Development Group, Inc., Sr.
                        Note, 8.00%, 9/15/2013                                     2,283,750
        600,000         Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012            594,750
       2,525,000        Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                        2/1/2014                                                   2,509,219
       1,850,000  (1,2) Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note,
                        9.00%, 11/15/2015                                          1,933,250
       3,475,000        Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014       3,392,469
                            TOTAL                                                 53,722,879
                                Health Care--7.1%
       1,400,000        AMR Holding Co./Emcare Holding Co., Sr. Sub. Note,
                        10.00%, 2/15/2015                                          1,501,500
       2,100,000        Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013               2,252,250
       4,650,000        AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013       4,929,000
       1,450,000        Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%,
                        12/15/2014                                                 1,399,250
       8,200,000        CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%,
                        1/1/2015                                                   5,617,000
       2,550,000  (1,2) CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016          2,639,250
       3,350,000        Concentra Operating Corp., Sr. Sub. Note, 9.50%,
                        8/15/2010                                                  3,534,250
       4,600,000        Fisher Scientific International, Inc., Sr. Sub.
                        Note, 6.125%, 7/1/2015                                     4,513,750
       6,800,000        HCA, Inc., Note, 8.75%, 9/1/2010                           7,409,708
       2,350,000        HCA, Inc., Sr. Note, 7.50%, 11/6/2033                      2,312,795
       4,850,000        HCA, Inc., Sr. Note, 7.875%, 2/1/2011                      5,128,283
       2,300,000        National Mentor, Inc., Sr. Sub. Note, 9.625%,
                        12/1/2012                                                  2,610,500
       2,725,000        Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015          2,731,812
       1,975,000        Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%,
                        7/15/2015                                                  2,019,437
       2,125,000        Sybron Dental Specialties, Inc., Company Guarantee,
                        8.125%, 6/15/2012                                          2,252,500
       2,100,000        Tenet Healthcare Corp., Note, 9.875%, 7/1/2014             2,136,750
       3,225,000        VWR International, Inc., Sr. Sub. Note, 8.00%,
                        4/15/2014                                                  3,233,063
       2,600,000        Vanguard Health Holdings II, Sr. Sub. Note, 9.00%,
                        10/1/2014                                                  2,671,500
       1,525,000  (1,2) Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                1,525,000
       2,475,000        Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014             2,487,375
       2,275,000        Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015               2,348,938
                            TOTAL                                                 65,253,911
                            Industrial - Other--6.0%
       4,425,000        ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note,
                        8.50%, 1/15/2013                                           4,358,625
       1,925,000        American Tire Distributors, Inc., Sr. Note, 10.75%,
                        4/1/2013                                                   1,771,000
       3,900,000  (1,2) Amsted Industries, Inc., Sr. Note, 10.25%,
                        10/15/2011                                                 4,319,250
       3,675,000        Brand Services, Inc., Company Guarantee, 12.00%,
                        10/15/2012                                                 3,950,625
       1,975,000        Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012           1,787,375
       2,200,000        Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011       2,365,000
       2,850,000        Hawk Corp., Sr. Note, 8.75%, 11/1/2014                     2,871,375
       2,129,000        Interline Brands, Inc., Sr. Sub. Note, 11.50%,
                        5/15/2011                                                  2,360,529
       4,975,000  (1,2) Knowledge Learning Corp., Sr. Sub. Note, 7.75%,
                        2/1/2015                                                   4,763,563
       2,475,000        Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012       2,722,500
       3,545,000  (1,2) Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010            3,952,675
       3,300,000        Norcross Safety Products, Sr. Sub. Note, Series B,
                        9.875%, 8/15/2011                                          3,440,250
       2,475,000  (1,2) Panolam Industries International, Inc., Sr. Sub.
                        Note, 10.75%, 10/1/2013                                    2,413,125
       3,250,000        Rexnord Corp., Company Guarantee, 10.125%,
                        12/15/2012                                                 3,583,125
       2,796,605        Safety Products Holdings, Inc., Sr. Note, Series B,
                        11.75%, 1/1/2012                                           2,901,478
       2,875,000        Sensus Metering Systems, Inc., Sr. Sub. Note,
                        8.625%, 12/15/2013                                         2,803,125
       3,525,000        Superior Essex Communications LLC, Sr. Note, 9.00%,
                        4/15/2012                                                  3,560,250
       1,475,000        Valmont Industries, Inc., Sr. Sub. Note, 6.875%,
                        5/1/2014                                                   1,478,688
                            TOTAL                                                 55,402,558
                        Lodging--1.6%
       2,000,000        Gaylord Entertainment Co., Sr. Note, 6.75%,
                        11/15/2014                                                 1,960,000
        487,000         HMH Properties, Inc., Sr. Note, Series B, 7.875%,
                        8/1/2008                                                    493,088
       1,150,000  (1,2) Host Marriott LP, Note, 6.75%, 6/1/2016                    1,154,313
       3,125,000        Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013          3,195,313
       1,900,000        Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                        6/15/2013                                                  2,061,500
       1,925,000        Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,
                        5/15/2010                                                  2,068,112
       2,700,000        Starwood Hotels & Resorts Worldwide, Inc., Company
                        Guarantee, 7.875%, 5/1/2012                                2,949,750
       1,250,000        Starwood Hotels & Resorts Worldwide, Inc., Note,
                        7.375%, 5/1/2007                                           1,278,125
                            TOTAL                                                 15,160,201
                               Media - Cable--2.8%
       2,439,000        CCH I Holdings LLC, Sr. Disc. Note, Series 144A,
                        9.92%, 4/1/2014                                            1,243,890
       1,961,000        CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015               1,639,886
       1,150,000        CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009            1,193,125
       1,775,000  (1,2) CSC Holdings, Inc., Sr. Note, 7.00%, 4/15/2012             1,743,938
       1,350,000        CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008             1,370,250
       1,560,000        CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007           1,595,100
       5,000,000        Charter Communications Holdings II, Sr. Note,
                        10.25%, 9/15/2010                                          4,937,500
       6,225,000  (1,2) Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014        6,676,313
       4,550,000  (1,2) Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015             4,550,000
        700,000         Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                688,625
                            TOTAL                                                 25,638,627
                             Media - Non-Cable--9.0%
       1,950,000        Advanstar Communications, Company Guarantee, Series
                        B, 12.00%, 2/15/2011                                       2,067,000
       1,700,000        Advanstar Communications, Sr. Secd. Note, 10.75%,
                        8/15/2010                                                  1,857,250
       2,100,000        Advanstar, Inc., Company Guarantee, Series B,
                        15.00%, 10/15/2011                                         2,210,250
       2,940,586        Affinity Group Holding, Inc., Sr. Note, 10.875%,
                        2/15/2012                                                  2,837,665
       1,700,000        Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                        2/15/2012                                                  1,717,000
       3,200,000        CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012             3,276,000
       1,000,000        CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011             1,018,750
        600,000         DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015           595,500
       2,974,000        DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013          3,189,615
       6,739,000        Dex Media West LLC, Sr. Sub. Note, Series B,
                        9.875%, 8/15/2013                                          7,488,714
       4,125,000        Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013        3,506,250
       5,100,000        Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014            4,953,375
       3,825,000        Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%,
                        10/15/2013                                                 3,279,938
       4,100,000  (1,2) Intelsat Bermuda Ltd., Sr. Disc. Note, 0/9.25%,
                        2/1/2015                                                   2,859,750
       2,625,000        Intelsat Subsidiary Holding Co. Ltd., Floating Rate
                        Note - Sr. Note, 9.61375%, 1/15/2012                       2,680,781
       1,775,000        Intelsat Subsidiary Holding Co. Ltd., Sr. Note,
                        8.625%, 1/15/2015                                          1,841,563
       1,400,000        Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015        1,400,000
       1,825,000        Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013          1,879,750
       1,325,000        Lin Television Corp., Sr. Sub. Note, 6.50%,
                        5/15/2013                                                  1,252,125
       1,000,000        Lin Television Corp., Sr. Sub. Note, Series B,
                        6.50%, 5/15/2013                                            945,000
       2,600,000        NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%,
                        3/15/2013                                                  1,859,000
       2,000,000        Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%,
                        3/15/2012                                                  1,850,000
       1,570,000        PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                 1,660,275
       3,400,000        PanAmSat Holding Corp., Discount Bond, 11/1/2014           2,465,000
       1,625,000  (1,2) Quebecor Media Inc., Sr. Unsecd. Note, 7.75%,
                        3/15/2016                                                  1,677,813
       1,900,000        R. H. Donnelly Finance Corp., Sr. Sub. Note,
                        10.875%, 12/15/2012                                        2,116,125
       1,425,000  (1,2) R.H. Donnelley Corp., Sr. Disc. Note, 6.875%,
                        1/15/2013                                                  1,339,500
       2,600,000  (1,2) R.H. Donnelley Corp., Sr. Disc. Note, 6.875%,
                        1/15/2013                                                  2,444,000
       2,700,000  (1,2) R.H. Donnelley Corp., Sr. Note, 8.875%, 1/15/2016          2,821,500
       2,550,000  (1,2) Rainbow National Services LLC, Sr. Sub. Note,
                        10.375%, 9/1/2014                                          2,868,750
       2,300,000        Readers Digest Association, Inc., Sr. Note, Series
                        144A, 6.50%, 3/1/2011                                      2,305,750
       2,550,000  (1,2) Southern Graphics Systems, Inc., Sr. Sub. Note,
                        12.00%, 12/15/2013                                         2,632,875
       4,775,000  (1,2) WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014         4,739,188
       1,365,000        Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                1,469,081
        413,537         Ziff Davis Media, Inc., Company Guarantee, Series
                        , 12.00%, 8/12/2009                                         230,030
                            TOTAL                                                 83,335,163
                              Metals & Mining--0.9%
       3,350,000        Aleris International, Inc., Sr. Secd. Note,
                        10.375%, 10/15/2010                                        3,710,125
       2,450,000  (1,2) Novelis, Inc., Sr. Note, 7.50%, 2/15/2015                  2,364,250
       2,000,000   (3)  Republic Technologies International, Inc., Company
                        Guarantee, 13.75%, 7/15/2009                                   0
       1,700,000        United States Steel Corp., Sr. Note, 9.75%,
                        5/15/2010                                                  1,844,500
                            TOTAL                                                  7,918,875
                        Packaging--2.4%
       2,900,000        Ball Corp., Sr. Note, 6.625%, 3/15/2018                    2,892,750
       3,450,000        Berry Plastics Corp., Company Guarantee, 10.75%,
                        7/15/2012                                                  3,812,250
       3,600,000  (1,2) Covalence Specialty Materials Corp., Sr. Sub. Note,
                        10.25%, 3/1/2016                                           3,798,000
       1,700,000  (1,2) Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015            1,772,250
       1,075,000        Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012         1,091,125
       2,900,000        Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                        8/1/2012                                                   3,103,000
       2,600,000        Owens-Brockway Glass Container, Inc., Company
                        Guarantee, 8.25%, 5/15/2013                                2,730,000
       1,825,000        Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007           1,866,063
       1,225,000  (1,2) Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015            1,255,625
        520,679   (1,3) Russell Stanley Holdings, Inc., Sr. Sub. Note,
                        9.00%, 11/30/2008                                           243,678
                            TOTAL                                                 22,564,741
                        Paper--2.3%
       2,900,000        Abitibi-Consolidated, Inc., Sr. Note, 8.375%,
                        4/1/2015                                                   2,842,000
       4,050,000        Graphic Packaging International Corp., Sr. Sub.
                        Note, 9.50%, 8/15/2013                                     3,807,000
       3,280,000        Jefferson Smurfit Corp., Company Guarantee, 8.25%,
                        10/1/2012                                                  3,234,900
       3,550,000        MDP Acquisitions PLC, 9.625%, 10/1/2012                    3,771,875
       3,100,000        Mercer International, Inc., 9.25%, 2/15/2013               2,774,500
       3,125,000        NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013             3,265,625
        600,000         Stone Container Corp., Sr. Note, 9.75%, 2/1/2011            619,500
       2,350,000        Tembec Industries, Inc., 8.50%, 2/1/2011                   1,380,625
                            TOTAL                                                 21,696,025
                              Pharmaceuticals--0.1%
       1,300,000  (1,2) Angiotech Pharmaceuticals, Inc., Sr. Sub. Note,
                        7.75%, 4/1/2014                                            1,319,500
                                Restaurants--0.7%
       1,550,000  (1,2) Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014         1,577,125
       1,975,000  (1,2) El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013          2,034,250
       2,950,000        Landry's Seafood Restaurants, Inc., Sr. Note,
                        Series B, 7.50%, 12/15/2014                                2,861,500
                            TOTAL                                                  6,472,875
                        Retailers--1.6%
       3,625,000        Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%,
                        12/15/2013                                                 3,733,750
       2,406,000        FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                 2,399,985
       1,100,000        General Nutrition Center, Sr. Sub. Note, 8.50%,
                        12/1/2010                                                  1,047,750
       4,426,000        Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012             5,091,785
       2,650,000        United Auto Group, Inc., Company Guarantee, 9.625%,
                        3/15/2012                                                  2,818,938
                            TOTAL                                                 15,092,208
                        Services--1.2%
       1,007,000        CB Richard Ellis Services, Inc., Sr. Note, 9.75%,
                        5/15/2010                                                  1,095,113
       2,243,000        Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                        3/15/2012                                                  2,419,636
       2,450,000  (1,2) HydroChem Industrial Services, Sr. Sub. Note,
                        9.25%, 2/15/2013                                           2,443,875
       3,175,000        Insurance Automotive Auctions, Inc., Sr. Note,
                        11.00%, 4/1/2013                                           3,357,563
       1,200,000        The Brickman Group Ltd., Sr. Sub. Note, Series B,
                        11.75%, 12/15/2009                                         1,309,500
                            TOTAL                                                 10,625,687
                                Technology--4.0%
        150,000   (1,2) Activant Solutions, Inc., Floating Rate Note,
                        10.53%, 4/1/2010                                            153,750
        675,000   (1,2) Activant Solutions, Inc., Floating Rate Note,
                        10.53%, 4/1/2010                                            691,875
       2,350,000        Activant Solutions, Inc., Sr. Note, 10.50%,
                        6/15/2011                                                  2,614,375
       1,700,000        Danka Business Systems PLC, Sr. Note, 11.00%,
                        6/15/2010                                                  1,398,250
       1,850,000        Freescale Semiconductor, Inc., Sr. Note, 7.125%,
                        7/15/2014                                                  1,928,625
       1,975,000        MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%,
                        12/15/2014                                                 1,856,500
       1,025,000  (1,2) SERENA Software, Inc., Sr. Sub. Note, 10.375%,
                        3/15/2016                                                  1,078,813
       2,725,000  (1,2) SS&C Technologies, Inc., Sr. Sub. Note, 11.75%,
                        12/1/2013                                                  2,929,375
       3,300,000        Seagate Technology HDD Holdings, Sr. Note, 8.00%,
                        5/15/2009                                                  3,444,375
       1,268,000        Smart Modular Technologies, Inc., Sr. Secd. Note,
                        10.03%, 4/1/2012                                           1,363,100
       3,700,000  (1,2) SunGard Data Systems, Inc., Sr. Note, 9.125%,
                        8/15/2013                                                  3,931,250
       2,975,000  (1,2) SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%,
                        8/15/2015                                                  3,146,063
       2,075,000        Telex Communications, Inc., Sr. Secd. Note, 11.50%,
                        10/15/2008                                                 2,230,625
       4,250,000        UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                 4,696,250
       4,925,000        Xerox Corp., Sr. Note, 9.75%, 1/15/2009                    5,411,344
                            TOTAL                                                 36,874,570
                        Textile--0.6%
       1,250,000        Phillips Van Heusen Corp., Sr. Note, 7.25%,
                        2/15/2011                                                  1,281,250
       1,550,000        Phillips Van Heusen Corp., Sr. Note, 8.125%,
                        5/1/2013                                                   1,650,750
       2,100,000        Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013           2,241,750
                            TOTAL                                                  5,173,750
                              Transportation--1.2%
       1,025,000   (3)  AmeriTruck Distribution Corp., Sr. Sub. Note,
                        12.25%, 11/15/2049                                             0
       1,900,000  (1,2) Hertz Corp., Sr. Note, 8.875%, 1/1/2014                    1,980,750
       4,025,000  (1,2) Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016               4,387,250
       4,650,000        Stena AB, Sr. Note, 9.625%, 12/1/2012                      5,091,750
       1,050,000   (3)  The Holt Group, Inc., Company Guarantee, 9.75%,
                        1/15/2011                                                      0
                            TOTAL                                                 11,459,750
                            Utility - Electric--3.5%
        950,000         CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015              965,438
       2,275,000        CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009               2,351,781
       1,925,000        Edison Mission Holding Co., Sr. Note, 7.73%,
                        6/15/2009                                                  1,982,750
       3,075,000        Edison Mission Holding Co., Sr. Note, 9.875%,
                        4/15/2011                                                  3,490,125
       1,083,185  (1,2) FPL Energy National Wind, Note, 6.125%, 3/25/2019          1,055,227
       2,550,000  (1,2) Mirant North America LLC, Sr. Note, 7.375%,
                        12/31/2013                                                 2,613,750
       1,375,000        NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                1,400,781
       2,775,000        NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016               2,840,906
        350,000         Nevada Power Co., 6.50%, 4/15/2012                          358,485
        625,000         Nevada Power Co., Mtg. Note, Series L, 5.875%,
                        1/15/2015                                                   616,448
       3,477,000        Nevada Power Co., Second Mortgage Notes, 9.00%,
                        8/15/2013                                                  3,846,859
        875,000         Northwestern Corp., Note, 5.875%, 11/1/2014                 866,220
       4,625,000        PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009          5,145,313
       1,025,000        Reliant Energy, Inc., Sr. Secd. Note, 6.75%,
                        12/15/2014                                                  909,688
       1,375,000        Reliant Resources, Inc., Sr. Secd. Note, 9.25%,
                        7/15/2010                                                  1,383,594
       2,000,000  (1,2) Sierra Pacific Resources, Sr. Note, 6.75%, 8/15/2017       2,017,500
        850,000         TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                877,625
                            TOTAL                                                 32,722,490
                        Utility - Natural Gas--5.2%
        750,000         ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010               801,563
       1,200,000        AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016          1,200,000
       2,150,000        AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%,
                        5/20/2015                                                  2,160,750
       1,300,000  (1,2) Atlas Pipeline Partners LP, Sr. Note, 8.125%,
                        12/15/2015                                                 1,361,750
       1,475,000        El Paso Corp., 6.75%, 5/15/2009                            1,478,688
       2,500,000        El Paso Corp., Note, 6.95%, 12/15/2007                     2,531,250
       1,800,000        El Paso Corp., Sr. Note, 7.80%, 8/1/2031                   1,818,000
       1,775,000        El Paso Corp., Sr. Note, 8.05%, 10/15/2030                 1,832,688
       3,325,000        El Paso Production Holding Co., Company Guarantee,
                        7.75%, 6/1/2013                                            3,462,156
       2,900,000        Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015        2,755,000
       3,500,000        Inergy LP, Sr. Note, 6.875%, 12/15/2014                    3,342,500
        725,000         Pacific Energy Partners LP, Sr. Note, 6.25%,
                        9/15/2015                                                   710,500
       2,250,000        Pacific Energy Partners LP, Sr. Note, 7.125%,
                        6/15/2014                                                  2,300,625
       1,850,000  (1,2) SemGroup LP, Sr. Note, 8.75%, 11/15/2015                   1,896,250
       1,750,000        Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008            1,768,526
       4,700,000        Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032            5,386,548
       1,100,000        Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017          1,177,395
       2,275,000        Transcontinental Gas Pipe Corp., Sr. Note, 8.875%,
                        7/15/2012                                                  2,604,875
       5,600,000        Williams Cos., Inc., Note, 7.625%, 7/15/2019               5,992,000
       3,425,000        Williams Cos., Inc., Note, 7.875%, 9/1/2021                3,699,000
                            TOTAL                                                 48,280,064
                        Wireless Communications--2.2%
       1,400,000        Centennial Cellular Corp., Floating Rate Note - Sr.
                        Note, 10.25%, 1/1/2013                                     1,456,000
       2,275,000        Centennial Communications Corp., Sr. Note, 10.00%,
                        1/1/2013                                                   2,374,531
       1,500,000        Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%,
                        11/15/2012                                                 1,282,500
        358,000         Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012           368,740
       2,650,000        New Skies Satellites NV, Sr. Sub. Note, 9.125%,
                        11/1/2012                                                  2,855,375
       3,200,000        Rogers Wireless, Inc., 6.375%, 3/1/2014                    3,208,000
       2,700,000        Rogers Wireless, Inc., Floating Rate Note - Sr.
                        Secured Note, 8.035%, 12/15/2010                           2,801,250
        550,000         Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
                        3/15/2015                                                   592,625
       2,250,000        Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                        12/15/2012                                                 2,399,063
       2,725,000        US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012        3,057,433
                            TOTAL                                                 20,395,517
                        Wireline Communications--3.5%
       3,775,000        AT&T Corp., Sr. Note, 9.75%, 11/15/2031                    4,525,342
       1,850,000        Cincinnati Bell, Inc., Company Guarantee, 7.25%,
                        7/15/2013                                                  1,910,125
       1,425,000        Cincinnati Bell, Inc., Sr. Note, 7.00%, 2/15/2015          1,417,875
       2,750,000        Citizens Communications Co., 9.00%, 8/15/2031              2,952,813
       1,025,000        Citizens Communications Co., Unsecd. Note, 9.25%,
                        5/15/2011                                                  1,130,063
      16,250,000        Qwest Corp., Note, 8.875%, 3/15/2012                      18,240,625
       2,400,000        Valor Telecommunications Enterprises, Sr. Note,
                        7.75%, 2/15/2015                                           2,526,000
                            TOTAL                                                 32,702,843
                            TOTAL CORPORATE BONDS (IDENTIFIED COST
                            $847,192,730)                                         858,245,890

                        ASSET-BACKED SECURITIES--1.4%
                                Diversified--1.4%
      12,804,878  (1,2) Trains HY-2005-1, Class A, 7.651%, 6/15/2015
                        (IDENTIFIED COST $13,122,412)                         $   12,969,702

                        COMMON STOCKS & WARRANTS--0.3%
                        Chemicals--0.0%
          704      (3)  General Chemical Industrial Products, Inc.                  224,527
          407      (3)  General Chemical Industrial Products, Inc., Warrants        50,265
          302      (3)  General Chemical Industrial Products, Inc., Warrants           0
                            TOTAL                                                   274,792
                             Consumer Products--0.0%
         1,003    (1,3) Sleepmaster LLC                                              2,507
                              Food & Beverage--0.1%
        80,670          B&G Foods, Inc.                                            1,163,261
                            Industrial - Other--0.1%
        458,151   (1,3) ACP Holdings Corp., Warrants                                767,403
                               Media - Cable--0.1%
        29,925     (3)  NTL, Inc.                                                   871,117
                             Media - Non-Cable--0.0%
         1,000    (1,3) Advanstar, Inc., Warrants                                     10
         1,800     (3)  XM Satellite Radio, Inc., Warrants                          41,400
        19,800     (3)  Ziff Davis Media, Inc., Warrants                              198
                            TOTAL                                                   41,608
                              Metals & Mining--0.0%
         2,000    (1,3) Republic Technologies International, Inc., Warrants            0
        57,533     (3)  Royal Oak Mines, Inc.                                         403
                            TOTAL                                                     403
                        Other--0.0%
          171     (1,3) CVC Claims Litigation LLC                                      0
                        Packaging--0.0%
         1,000    (1,3) Pliant Corp., Warrants                                         0
        57,000    (1,3) Russell Stanley Holdings, Inc.                                 0
                            TOTAL                                                      0
                        Paper--0.0%
         1,600    (1,3) MDP Acquisitions PLC, Warrants                              32,800
                        Wireline Communications--0.0%
        17,646     (3)  Viatel Holding (Bermuda) Ltd.                                 53
                            TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST
                            $11,602,254)                                           3,153,944

                             PREFERRED STOCKS--0.3%
                             Media - Non-Cable--0.0%
          108           Ziff Davis Media, Inc., PIK Pfd., Series E-1                27,270
                        Retailers--0.3%
         3,125          General Nutrition Centers Holding Co., Exchangeable
                        Pfd. Stock, Series A                                       2,898,438
                            TOTAL PREFERRED STOCKS (IDENTIFIED COST
                            $3,143,750)                                            2,925,708

                        REPURCHASE AGREEMENT--2.9%
      26,390,000        Interest in $2,500,000,000 joint repurchase
                        agreement 4.830%, dated 3/31/2006 under which UBS
                        Securities LLC will repurchase U.S. Government
                        Agency securities with various maturities to
                        3/25/2036 for $2,501,006,250 on 4/3/2006. The
                        market value of the underlying securities at the
                        end of the period was $2,560,315,050 (AT COST).           26,390,000
                            TOTAL INVESTMENTS--97.7% (IDENTIFIED COST
                            $901,451,146)(4)                                      903,685,244
                            OTHER ASSETS AND LIABILITIES -NET -2.3%               21,649,610
                            TOTAL NET ASSETS -100%                            $   925,334,854

================================================================================
     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $148,862,685 which represents 16.1% of total net assets.
     2 Denotes a restricted security, including securities purchased under Rule
       144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees ( the "Trustees"). At March 31, 2006, these securities amounted to $147,816,287 which represents 16.0% of total net assets.
     3 Non-income producing security.
     4 The cost of investments for federal tax purposes amounts to $903,132,416.
       The net unrealized appreciation of investments for federal tax purposes was $552,828. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,735,033 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,182,205.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

The following acronym is used throughout this portfolio:

PIK         --Payment in Kind

Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at March 31, 2006, is as follows:

Security                                       Acquisition Date    Acquisition
                                                                   Cost
ACP Holdings Corp., Warrants                   9/24/2003           $ 0
Advanstar, Inc., Warrants                      2/14/2001           82,173
CVC Claims Litigation LLC                      3/26/1997-5/20/1998 1,676,091
MDP Acquisitions PLC, Warrants                 9/23/2002           0
Pliant Corp., Warrants                         10/5/2000           37,681
Republic Technologies International,           8/6/1999            0
Inc., Warrants
Russell Stanley Holdings, Inc.                 11/9/2001           0
Russell Stanley Holdings, Inc., Sr. Sub.       2/5/1999-5/15/2005  2,969,265
Note, 9.00%, 11/30/2008
Sleepmaster LLC                                12/23/2004          317,786

--------------------------------------------------------------------------------



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust

            By /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ John B. Fisher
            John B. Fisher, Principal Executive Officer


Date        May 22, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        May 22, 2006